Earnings Per Share Dividends (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Net Earnings Per Share
The following table reflects the income and shares data used in the basic earnings per share:

Items	12/31/2024	12/31/2023	12/31/2022
Net income for the fiscal year attributable to controlling interests	325,502,107	1,267,458,712	276,451,498
Plus: Potential dilutive effect inherent to common shares (1)
Net income for the fiscal year attributable to controlling interests adjusted for dilution	325,502,107	1,267,458,712	276,451,498
Weighted average of outstanding common shares of the fiscal year	639,413	639,413	639,413
Plus: Weighted average of additional common shares with dilutive effects
Weighted average of outstanding common shares of the fiscal year adjusted for dilution	639,413	639,413	639,413

Basic earnings per share (in pesos)	509.0639	1,982.2223	432.3520